Fair value of financial instruments - Summary of changes in the fair value (Details) - Future tranche right - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,853	$ 2,157
Change in fair value	(696)	9,141
Reclassification to Series A1 convertible preferred stock upon exercise		$ (11,298)
Ending Balance	$ 2,157